DEBT - TCW Credit Agreement (Details) - USD ($)				12 Months Ended
	Jul. 31, 2022	Jul. 17, 2022	Jun. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Oct. 31, 2022
Debt Instrument [Line Items]
Related party borrowings				$ 1,754,000
Investment, interest rate, paid in kind					12.25%
TCW Credit Agreement
Debt Instrument [Line Items]
Prepayment rate		0.03%
Prepayment fee on debt		$ 1,200,000
Effective interest rate				0.2299%	0.1555%
TCW Credit Agreement | Level 3
Debt Instrument [Line Items]
Debt, fair value				$ 143,651,000	$ 183,936,000
TCW Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Minimum aggregate principal amount						$ 150,000,000
Amount of loan						95,000,000
TCW Credit Agreement | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Minimum aggregate principal amount						$ 15,000
Commitment fee (in percent)						0.01%
Amount drawn					$ 0
Required financing threshold			$ 25,000,000
Related party borrowings			$ 1,754,000
TCW Credit Agreement | Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Applicable margin (percent)					0.01%
TCW Credit Agreement | Class G Units
Debt Instrument [Line Items]
Unit price per share (in dollars per share)		$ 3.25
TCW Credit Agreement | Class G Units | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Stock to be issued, control agreement (in shares)			3,600,000
TCW Credit Agreement | On or before July 31, 2022 | Class G Units
Debt Instrument [Line Items]
Stock to be issued, control agreement (in shares)	3,000,000
TCW Credit Agreement | Minimum
Debt Instrument [Line Items]
Prepayment of term loan		$ 40,000,000
Term Loan
Debt Instrument [Line Items]
Fixed interest rate (in percent)							0.025%